Commitments And Contingencies	12 Months Ended
Dec. 28, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES
Leases
The Company leases various facilities and equipment under non-cancelable operating lease arrangements. Future minimum lease payments under these leases are as follows: $30 million in 2014; $22 million in 2015; $15 million in 2016; $15 million in 2017; $10 million in 2018; and $4 million in years thereafter. Rent expense under all operating leases was $36 million, $44 million and $45 million in fiscal years 2013, 2012 and 2011, respectively.
Product Liability Litigation
Riata® Litigation: In April 2013, a lawsuit seeking a class action was filed against the Company in the U.S. District Court for the Western District of Washington by plaintiffs alleging they suffered injuries caused by Riata® and Riata® ST Silicone Defibrillation Leads. This matter has been resolved and the case has been dismissed.

As of February 21, 2014, the Company is aware of 44 lawsuits from plaintiffs alleging injuries caused by, and asserting product liability claims concerning, Riata® and Riata® ST Silicone Defibrillation Leads. Most of the lawsuits have been brought by single plaintiffs, but some of them name multiple individuals as plaintiffs. Five separate multi-plaintiff lawsuits have been initiated against the Company that involve more than one unrelated plaintiff: a multi-plaintiff lawsuit joining 29 unrelated claimants was filed in the Superior Court of California for the city and county of Los Angeles on April 4, 2013; a multi-plaintiff lawsuit joining two unrelated claimants was filed in the Superior Court of California for the city and county of Los Angeles on April 4, 2013; a multi-plaintiff lawsuit joining two claimants was filed in the United States District Court for the Central District of California on April 4, 2013; a multi-plaintiff lawsuit joining three unrelated claimants was filed in the Superior Court of California for the city and county of Los Angeles on April 29, 2013; and a multi-plaintiff lawsuit joining 21 unrelated claimants was filed in the Superior Court of California for the city and county of Los Angeles on July 15, 2013. Of the 44 lawsuits, 18 cases are pending in federal courts, including three in the U.S. District Court for the District of Minnesota, nine in the U.S. District Court for the Central District of California, one in the U.S. District Court for the District of South Carolina, one in the U.S. District Court for the Northern District of New York, one in the U.S. District Court for the Western District of New York, one in the U.S. District Court for the Middle District of Florida, one in the U.S. District Court for the Western District of Kentucky and one in the U.S. District Court for the Southern District of West Virginia. The remaining 26 lawsuits are pending in state courts across the country, including seven in Minnesota, sixteen in California, one in Indiana, one in Georgia and one in Kentucky.

In November 2013, an amended claim was filed in a Canadian proposed class proceeding alleging that Riata® leads were prone to insulation abrasion and breach, failure to warn and conspiracy. The plaintiffs took no action between their 2008 filing and the amended claim they filed in November 2013. The Company has filed its statement of intent to defend in response to the amended claims, and the plaintiffs have not taken any further action.

Although some of the claimants in the aforementioned suits allege no specific injuries, the majority of the claimants allege bodily injuries as a result of surgical revision or removal and replacement of Riata® leads, or other complications, which they attribute to the leads. The majority of the claimants who seek recovery for implantation and/or surgical removal of Riata® leads are seeking compensatory damages in unspecified amounts, and declaratory judgments that the Company is liable to the claimants for any past, present and future evaluative monitoring, and corrective medical, surgical and incidental expenses and losses. Several claimants also seek punitive damages. The Company is responsible for legal costs incurred in defense of the Riata product liability claims including any potential settlements, judgments and other legal defense costs.
Silzone® Litigation and Insurance Receivables: The Company has been sued in various jurisdictions beginning in March 2000 by some patients who received a heart valve product with Silzone® coating, which the Company stopped selling in January 2000. The Company's outstanding Silzone cases consist of one class action in Ontario and one individual case in Ontario. In June 2012, the Ontario Court ruled in the Company's favor on all nine common class issues in a class action involving Silzone patients, and the case was dismissed. In September 2012, counsel for the class filed an appeal with the Court of Appeal for the Province of Ontario. The oral argument concerning the appeal was expected to be heard in November 2013, but that hearing date was adjourned and no new hearing date has been scheduled. The individual case in Ontario requests damages in excess of $1 million (claiming unspecified special damages, health care costs and interest). Based on the Company’s historical experience, the amount ultimately paid, if any, often does not bear any relationship to the amount claimed. To the extent that the Company’s future Silzone costs (inclusive of settlements, judgments, legal fees and other related defense costs) exceed its remaining historical insurance coverage of approximately $10 million, the Company would be responsible for such costs.
The Company intends to vigorously defend against the claims that have been asserted. The Company has not recorded an expense related to any potential damages in connection with these product liability litigation matters because any potential loss is not probable or reasonably estimable. Other than disclosed above, the Company cannot reasonably estimate a loss or range of loss, if any, that may result from these litigation matters.
Patent and Other Intellectual Property Litigation
Volcano Corporation & LightLab Imaging Litigation: The Company's subsidiary, LightLab Imaging, has pending litigation with Volcano Corporation (Volcano) and Axsun Technologies, Inc. (Axsun), a subsidiary of Volcano, in the Massachusetts state court and in state court in Delaware. LightLab Imaging makes and sells optical coherence tomography (OCT) imaging systems. Volcano is a LightLab Imaging competitor in medical imaging. Axsun makes and sells lasers and is a supplier of lasers to LightLab Imaging for use in OCT imaging systems. The lawsuits arise out of Volcano's acquisition of Axsun in December 2008. Before Volcano acquired Axsun, LightLab Imaging and Axsun had worked together to develop a tunable laser for use in OCT imaging systems. While the laser was in development, LightLab Imaging and Axsun entered into an agreement pursuant to which Axsun agreed to sell its tunable lasers exclusively to LightLab in the field of human coronary artery imaging for a certain period of time.
After Volcano acquired Axsun in December 2008, LightLab Imaging sued Axsun and Volcano in Massachusetts, asserting a number of claims arising out of Volcano's acquisition of Axsun. In January 2011, the Court ruled that Axsun's and Volcano's conduct constituted knowing and willful violations of a statute which prohibits unfair or deceptive acts or practices or acts of unfair competition, entitling LightLab Imaging to double damages, and furthermore, that LightLab Imaging was entitled to recover attorneys' fees. In February 2011, Volcano and Axsun were ordered to pay the Company for reimbursement of attorneys' fees and double damages, which Volcano paid to the Company in July 2011. The Court also issued certain injunctions and declaratory relief against Volcano. The Company has also appealed certain rulings relating to the trial court's exclusion of certain expert testimony and its refusal to enter permanent injunctions. In January 2013, the Supreme Judicial Court for Massachusetts granted the Company's request to bypass the intermediary appellate court and accepted the matter for its direct review. Oral argument occurred on December 2, 2013, and a decision is expected in 2014.
In May 2011, LightLab Imaging initiated a lawsuit against Volcano and Axsun in the Delaware state court. The suit seeks to enforce LightLab Imaging's exclusive contract with Axsun, and also alleges claims to prevent Volcano from interfering with that contract and to bar Axsun and Volcano from using LightLab Imaging confidential information and trade secrets, and to prevent Volcano and Axsun from violating a Massachusetts statute prohibiting unfair methods of competition and unfair or deceptive acts or practices relating to LightLab Imaging's tunable laser technology. In May 2012, the Court granted Volcano's motion to stay the proceedings until Volcano provides notice of its intent to begin clinical trials or engage in other public activities with an OCT imaging system that uses a type of light source that is in dispute in the lawsuit. Volcano is under an order to provide such a notice at least 45 days before beginning such trials or engaging in such activities. In April 2013, the Court denied a motion by the Company to lift the stay. On November 4, 2013 Volcano announced that it was discontinuing its OCT development program effective September 30, 2013. Accordingly, Volcano has filed a motion to dismiss without prejudice in the Delaware state court litigation. The Court has not ruled on Volcano’s motion.

Volcano Corporation & St. Jude Medical Patent Litigation: In July 2010, the Company filed a lawsuit in federal district court in Delaware against Volcano for patent infringement. In the suit, the Company asserted certain patents against Volcano and seeks injunctive relief and monetary damages. The infringed patents are part of the St. Jude Medical PressureWire® technology platform, which was acquired as part of St. Jude Medical's purchase of Radi Medical Systems in December 2008. On October 19, 2012 a jury ruled in favor of Volcano finding that certain Volcano patents did not infringe the Company's patents and that certain St. Jude Medical patents were invalid. The Company filed a motion for judgment as a matter of law which the Court denied. The Company intends to appeal to the federal circuit court and raise challenges to various issues related to the trial that resulted in the October 19, 2012 jury decision. Volcano also filed counterclaims against the Company in this case, alleging certain St. Jude Medical patent claims are unenforceable and that certain St. Jude Medical products infringe certain Volcano patents. On October 25, 2012, a jury ruled that the Company did not infringe certain Volcano patents and the Court entered judgment on both October jury verdicts in January 2013. The parties are moving forward with other post-trial proceedings.

On April 16, 2013, Volcano filed a lawsuit in federal district court in Delaware against the Company alleging that the Company is infringing two U.S. patents owned by Volcano which were issued that same day. The allegations relate to the Company's PressureWire® technology (Fractional Flow Reserve) FFR Platforms, including ILUMIENTM PCI Optimization System and QuantienTM Integrated FFR platforms. In its complaint, Volcano sought both injunctive relief and monetary damages. On January 29, 2014, the Court issued a claims construction ruling favorable to the Company. Based on that ruling, the parties filed a stipulation with the Court on February 14, 2014, agreeing that the Company's products do not infringe the two patents Volcano has asserted.

The Company has not recorded an expense related to any potential damages in connection with these litigation matter because any potential loss is not probable or reasonably estimable. Other than disclosed above, the Company cannot reasonably estimate a loss or range of loss, if any, that may result from these litigation matters.
Securities and Other Shareholder Litigation
March 2010 Securities Class Action Litigation: In March 2010, a securities lawsuit seeking class action status was filed in federal district court in Minnesota against the Company and certain officers (collectively, the defendants) on behalf of purchasers of St. Jude Medical common stock between April 22, 2009 and October 6, 2009. The lawsuit relates to the Company's earnings announcements for the first, second and third quarters of 2009, as well as a preliminary earnings release dated October 6, 2009. The complaint, which seeks unspecified damages and other relief as well as attorneys' fees, alleges that the defendants failed to disclose that it was experiencing a slowdown in demand for its products and was not receiving anticipated orders for cardiac rhythm management devices. Class members allege that the defendant's failure to disclose the above information resulted in the class purchasing St. Jude Medical stock at an artificially inflated price. In December 2011, the Court issued a decision denying a motion to dismiss filed by the defendants in October 2010. In October 2012, the Court granted plaintiffs' motion to certify the case as a class action and the discovery phase of the case closed in September 2013. On October 15, 2013, the defendants filed a motion for summary judgment. A hearing concerning that motion took place with the Court in January 2014 and a ruling is expected later in 2014. Subject to the outcome of this hearing, the trial of this class action matter is presently scheduled for October 2014. The defendants intend to continue to vigorously defend against the claims asserted in this lawsuit.
December 2012 Securities Class Action Litigation: On December 7, 2012, a securities class action lawsuit was filed in federal district court in Minnesota against the Company and an officer (collectively, the defendants) for alleged violations of the federal securities laws, on behalf of all purchasers of the publicly traded securities of the defendants between October 17, 2012 and November 20, 2012. The complaint, which seeks unspecified damages and other relief as well as attorneys' fees, challenges the Company’s disclosures concerning its high voltage cardiac rhythm lead products during the purported class period. On December 10, 2012, a second securities class action lawsuit was filed in federal district court in Minnesota against the Company and certain officers for alleged violations of the federal securities laws, on behalf of all purchasers of the publicly traded securities of the Company between October 19, 2011 and November 20, 2012. The second complaint pursues similar claims and seeks unspecified damages and other relief as well as attorneys’ fees. In March 2013, the Court consolidated the two cases and appointed a lead counsel and lead plaintiff. In September 2013, the defendants filed a motion to dismiss the consolidated and amended complaint. Oral argument concerning this motion to dismiss occurred in January 2014, and a ruling is expected later in 2014. The Company intends to vigorously defend against the claims asserted in this matter.

December 2012 Derivative Litigation: In December 2012, a shareholder derivative action was initiated in Minnesota state court in Ramsey County, on behalf of the Company, against members of St. Jude Medical’s Board of Directors as well as certain officers of the Company (collectively, the defendants). The plaintiffs in this action allege breach of fiduciary duty, waste of corporate assets and unjust enrichment. The claims center around and involve the Company’s high voltage cardiac rhythm lead products and related activities and events. No damages are sought against the Company. The defendants intend to vigorously defend against the claims asserted in this matter. In March 2013, the defendants filed a motion to dismiss the plaintiffs' complaint. The matter was transferred to a new judge effective July 31, 2013 and at a scheduling conference in February 2014 the judge scheduled an oral hearing on the motion to dismiss for April 2014.

The Company has not recorded an expense related to any potential damages in connection with these securities and other shareholder litigation matters because any potential loss is not probable or reasonably estimable. The Company cannot reasonably estimate a loss or range of loss, if any, that may result from these matters.
Governmental Investigations
In March 2010, the Company received a Civil Investigative Demand (CID) from the Civil Division of the Department of Justice (DOJ). The CID requests documents and sets forth interrogatories related to communications by and within the Company on various indications for tachycardia implantable cardioverter defibrillator systems (ICDs) and a National Coverage Decision issued by Centers for Medicare and Medicaid Services. Similar requests were made of the Company's major competitors. The Company provided its response to the DOJ in June 2010.
On September 20, 2012, the Office of Inspector General for the Department of Health and Human Services (OIG) issued a subpoena requiring the Company to produce certain documents related to payments made by the Company to healthcare professionals practicing in California, Florida, and Arizona, as well as policies and procedures related to payments made by the Company to non-employee healthcare professionals. The Company has provided its response to the OIG.
The Company is cooperating with the two open investigations and is responding to these requests. However, the Company cannot predict when these investigations will be resolved, the outcome of these investigations or their impact on the Company. The Company has not recorded an expense related to any potential damages in connection with these governmental matters because any potential loss is not probable or reasonably estimable. The Company cannot reasonably estimate a loss or range of loss, if any, that may result from these matters.
Regulatory Matters
In late September 2012, the FDA commenced an inspection of the Company's Sylmar, California facility, and, following such inspection, issued eleven observations on a Form 483, which the Company disclosed on a Form 8-K filed on October 24, 2012 along with an exhibit containing a redacted version of the Form 483. The FDA subsequently released its own redacted version of the 483 Letter on November 20, 2012. The redacted version of the Form 483 that was released by the FDA on November 20, 2012 and included in its website at that time is attached as Exhibit 99.1 to the Company's Quarterly Report on Form 10-Q for the period ended June 29, 2013. In early November 2012, the Company provided written responses to the FDA on the Form 483 detailing proposed corrective actions and immediately initiated efforts to address the FDA's inspectional observations. The Company subsequently received a warning letter dated January 10, 2013 from the FDA relating to these inspectional observations with respect to its Sylmar, California facility. The warning letter does not identify any specific concerns regarding the performance of, or indicate the need for any field or other action regarding, any particular St. Jude Medical product. In July 2013, the FDA inspected the Company's Sylmar, California facility for progress made remediating the warning letter and Form 483 observations. No additional observations on Form 483 were issued following the July inspection. The Sylmar, California facility will continue to manufacture cardiac rhythm management devices while the Company works with the FDA to address its concerns.

The FDA inspected the Company's Plano, Texas manufacturing facility at various times between March 5 and April 6, 2009. On April 6, 2009, the FDA issued a Form 483 identifying certain inspectional observations with current Good Manufacturing Practice (cGMP). Following the receipt of the Form 483, the Company provided written responses to the FDA detailing proposed corrective actions and immediately initiated efforts to address the FDA's inspectional observations. The Company subsequently received a warning letter dated June 26, 2009 from the FDA relating to these inspectional observations with respect to its legacy Neuromodulation division's Plano, Texas and Hackettstown, New Jersey facilities.
With respect to both of these warning letters, the FDA notes that it will not grant requests for exportation certificates to foreign governments or approve pre-market approval applications for Class III devices to which the quality system regulation deviations are reasonably related until the violations have been corrected. The Company is working cooperatively with the FDA to resolve all of its concerns.
Customer orders have not been and are not expected to be impacted while the Company works to resolve the FDA's concerns. The Company is working diligently to respond timely and fully to the FDA's observations and requests. While the Company believes the issues raised by the FDA can be resolved without a material impact on the Company's financial results, the FDA has recently been increasing its scrutiny of the medical device industry and raising the threshold for compliance. The government is expected to continue to scrutinize the industry closely with inspections, and possibly enforcement actions, by the FDA or other agencies. The Company is regularly monitoring, assessing and improving its internal compliance systems and procedures to ensure that its activities are consistent with applicable laws, regulations and requirements, including those of the FDA.